Note 6 - Fair Value Measurements and Financial Instruments (Details) - Derivatives Measured at Fair Value (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Nov. 03, 2014	Dec. 31, 2013
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 10,035,625
Transfer into Level 3 (a)		2,250,000 [1]
Net unrealized losses included in earnings (loss)	92,741	(1,470,798)
Balance	10,154,753	10,035,625
Series A Notes [Member] | Payment in Kind (PIK) Note [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance			9,557,476
Derivative Issuance		9,212,285
Balance	9,600,625	9,557,476	9,557,476
Series 2023 Notes [Member] | Payment in Kind (PIK) Note [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance		2,250,000
Derivative Issuance		44,138
Balance	554,128	478,149
Series 2023 Notes [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Issuance	26,387
Payment in Kind (PIK) Note [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance				2,250,000
Balance	$ 10,154,753	$ 10,035,625		$ 2,250,000

[1]	In the course of preparing its financial statements for the year ended December 31, 2014, the Company reclassified the Series 2023 PIK note derivative to Level 3 fair value hierarchy to match with the Series A PIK note derivative since it based off of a similar model.